[FAEGRE & BENSON LLP LETTERHEAD]

August 15, 2005

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

  Re:
  Crocs, Inc.

Ladies and Gentlemen:

        On behalf of our client, Crocs, Inc. (the "Company"), we have attached a Registration Statement on Form S-1 for the registration under the Securities Act of 1933, as amended (the "Act"), of the sale of the Company's common stock. The Company has included financial statements as of and for the three months ended March 31, 2005 in reliance on Rule 417 under the Act.

        The Company may orally request acceleration of the effectiveness date of the Registration Statement pursuant to Rule 461 under the Act and we accordingly inform the Commission, on behalf of the Company, that the Company is aware of its obligations under the Act.

        Please feel free to call the undersigned at 303-607-3649, Nathaniel G. Ford at 303-607-3662 or Michael M. McGawn at 303-607-3664 with respect to any matters relating the Registration Statement.

Very truly yours,
FAEGRE & BENSON LLP
By:	/s/ JEFFREY A. SHERMAN Jeffrey A. Sherman